Employee Benefits - Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 799,935
Fair value of plan assets at end of year	878,785	$ 799,935
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	852,551	754,558
Service cost	0	0	$ 0
Interest cost	23,389	28,439	25,493
Actuarial loss (gain)	83,277	113,642
Benefits paid	(44,864)	(44,088)
Benefit obligation at end of year	914,353	852,551	754,558
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	799,935	685,823
Actual return on plan assets	123,484	137,970
Employer contribution	230	20,230
Benefits paid	(44,864)	(44,088)
Fair value of plan assets at end of year	878,785	799,935	685,823
OPEB Plan
Change in benefit obligation:
Benefit obligation at beginning of year	168,681	153,415
Service cost	713	759	1,028
Interest cost	4,913	5,955	5,562
Actuarial loss (gain)	11,247	15,752
Benefits paid	(6,344)	(7,200)
Benefit obligation at end of year	179,210	168,681	153,415
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	6,344	7,200
Benefits paid	(6,344)	(7,200)
Fair value of plan assets at end of year	$ 0	$ 0	$ 0